CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) ¥ in Thousands	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Treasury Stock USD ($)	Treasury Stock CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at beginning of year at Dec. 31, 2016		¥ 334		¥ 1,562,408		¥ (24,531)		¥ 1,326		¥ (1,682,459)		¥ 716		¥ (315)		¥ (142,521)
Balance at beginning of year (in shares) at Dec. 31, 2016 | shares	409,339,219	409,339,219
Net loss										(369,161)				(2,005)		(371,166)
Other comprehensive loss
Foreign currency translation adjustment												2,748				2,748
Unrealized holding gain on available-for-sale investment												(4,195)				(4,195)
Amounts reclassified from accumulated other comprehensive income												3,290				3,290
Share-based compensation				10,937												10,937
Restricted shares vested		¥ 4		(4)		24,531				(24,531)
Restricted shares vested (in shares) | shares	20,555,835	20,555,835
Settlement of restricted shares vested with shares held by depository bank (in shares) | shares	(3,627,709)	(3,627,709)
Balance at end of year at Dec. 31, 2017		¥ 338		1,573,341				1,326		(2,076,151)		2,559		(2,320)		(500,907)
Balance at end of year (in shares) at Dec. 31, 2017 | shares	426,267,345	426,267,345
Net loss										(24,418)				(1,395)		(25,813)
Other comprehensive loss
Foreign currency translation adjustment												(1,037)				(1,037)
Unrealized holding gain on available-for-sale investment | $															$ 0
Share-based compensation				4,157												4,157
Share Settlement Of Individual Income Tax On Exercise Of Options						(18,035)										(18,035)
Exercise of employee stock options				1,656		1										1,657
Exercise of employee stock options (in shares) | shares	1,096,896	1,096,896
Restricted shares vested				(1)		1
Restricted shares vested (in shares) | shares	2,040,736	2,040,736
Balance at end of year at Dec. 31, 2018		¥ 338		1,579,153		(18,033)		1,326		(2,100,569)		1,522		(3,715)		(539,978)
Balance at end of year (in shares) at Dec. 31, 2018 | shares	429,404,977	429,404,977
Net loss										(51,671)				(1,034)	(7,570,000)	(52,705)
Other comprehensive loss
Foreign currency translation adjustment												(1,706)			(245,000)	(1,706)
Unrealized holding gain on available-for-sale investment | $															$ 0
Share-based compensation				1,891												1,891
Proceeds from sales of treasury stock	$ 7,047,552					2,701										2,701
Exercise of employee stock options				20												¥ 20
Exercise of employee stock options (in shares) | shares	44,000	44,000													44,000	44,000
Restricted shares vested (in shares) | shares	160,000	160,000													160,000	160,000
Balance at end of year at Dec. 31, 2019	$ 44,000	¥ 338	$ 227,106,000	¥ 1,581,064	$ (2,202,000)	¥ (15,332)	$ 190,000	¥ 1,326	$ (309,150,000)	¥ (2,152,240)	$ (23,000)	¥ (184)	$ (682,000)	¥ (4,749)	$ (84,717,000)	¥ (589,777)
Balance at end of year (in shares) at Dec. 31, 2019 | shares	436,656,529	436,656,529